Equity (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Granted		220,000
Stock Options, Canceled		(563,754)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Outstanding, Beginning	262,878	2,332,000
Stock Options, Granted	138,198	2,025,200
Stock Options, Canceled	(54,898)	(677,000)
Stock Options, Expired
Stock Options, Exercised
Stock Options, Outstanding, Ending	346,178	262,878
Stock Options, Exercisable	210,989	1,480,400
Weighted Exercise Price, Outstanding, Beginning	$ 15.07	$ 1.00
Weighted Exercise Price, Granted	10.89	1.14
Weighted Exercise Price, Canceled	12.53	1.00
Weighted Exercise Price, Expired
Weighted Exercise Price, Exercised
Weighted Exercise Price, Outstanding, Ending	13.8	15.07
Weighted Exercise Price, Exercisable	$ 14.17	$ 1.07
Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Outstanding, Beginning	82,926	4,128,510
Stock Options, Granted		724,000
Stock Options, Canceled		(2,898,151)
Stock Options, Expired
Stock Options, Exercised		793,598
Stock Options, Outstanding, Ending	82,926	82,926
Stock Options, Exercisable	82,926	1,160,761
Weighted Exercise Price, Outstanding, Beginning	$ 19.39	$ 2.00
Weighted Exercise Price, Granted		2.38
Weighted Exercise Price, Canceled		2.00
Weighted Exercise Price, Expired
Weighted Exercise Price, Exercised		0.39
Weighted Exercise Price, Outstanding, Ending	19.39	19.39
Weighted Exercise Price, Exercisable	$ 19.39	$ 2.32